Initial Public Offering (Details) - CIK 001836707 SBEA Merger Sub LLC		12 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares
Initial Public Offering (Details) [Line Items]
Sale of shares | shares	34,500,000
Price per share unit	$ 10.00
Gross proceeds | $	$ 345,000,000
Number of shares in a unit | shares	1
Underwriting fee | $		$ 6,900,000
Additional fee | $	$ 12,075,000
Price per unit		$ 11.50
Public Warrants
Initial Public Offering (Details) [Line Items]
Warrants outstanding (in shares) | shares		11,500,000
Price per unit		$ 11.50
Public Warrants exercisable term from the closing of the initial public offering		12 months
Threshold period for filling registration statement after business combination		30 days
Threshold maximum period for registration statement to become effective after business combination		15 days
Maximum period after business combination in which to file registration statement		60 days
Public Warrants expiration term		5 years
Percentage of gross proceeds on total equity proceeds		60.00%
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination		$ 9.20
Threshold consecutive trading days for redemption of public warrants | D		20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Initial Public Offering (Details) [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Class Of Warrant Or Right, Redemption Price Of Warrants Or Rights		$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders | D		30
Threshold trading days for redemption of public warrants | D		20
Threshold number of trading days before sending notice of redemption to warrant holders		3 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants
Initial Public Offering (Details) [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		180
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Initial Public Offering (Details) [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Class Of Warrant Or Right, Redemption Price Of Warrants Or Rights		$ 0.10
Threshold number of business days before sending notice of redemption to warrant holders | D		30
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Public Warrants
Initial Public Offering (Details) [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		100
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares | shares	4,500,000
Gross proceeds | $	$ 345,000,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares | shares	34,500,000
Underwriting fee | $	$ 6,900,000